Federated Emerging Markets Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes Absolute Return Credit Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes Global Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes Global Small Cap Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes International Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes SDG Engagement Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes SDG Engagement High Yield Credit Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes Unconstrained Credit Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated International Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated International Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated MDT Large Cap Value Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Class T Shares

Institutional Shares

Service Shares (the “Funds” and “Classes”)

Portfolios of Federated Adviser Series

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds and Classes filed pursuant to Rule 497(e) on March 24, 2020, Accession Nos. 0001623632-20-000610 and 0001623632-20-000608. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and its Classes, and should be used in conjunction with the complete prospectuses for the Funds and its Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE